Schedule I - Condensed Financial Information of the Registrant - Balance Sheets - PPD, Inc (Parent Company Only) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 10, 2017	Dec. 31, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 345,187	$ 553,066
Total assets	5,556,246	5,489,361
Recapitalization investment portfolio liability	191,678	198,524		$ 120,000
Total liabilities	8,224,358	6,986,890
Common stock	2,801	2,795
Total stockholders’ deficit	(2,698,148)	(1,522,421)	$ (1,491,680)		$ (964,241)
Total liabilities and stockholders' deficit	5,556,246	5,489,361
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	2,458	2,757
Deferred costs	3,699	0
Total assets	6,157	2,757
Other liabilities	205,819	217,513
Recapitalization investment portfolio liability	191,678	198,524
Investments in subsidiaries	2,306,808	1,109,141
Total liabilities	2,704,305	1,525,178
Common stock	2,801	2,795
Other stockholders' deficit	(2,700,949)	(1,525,216)
Total stockholders’ deficit	(2,698,148)	(1,522,421)
Total liabilities and stockholders' deficit	$ 6,157	$ 2,757